Overview: (Details) - location			12 Months Ended
	Sep. 22, 2023	Oct. 20, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of business combinations line items
Number of airports			9
Agreement term			50 years
Proportion of interest in subsidiary	60.00%	60.00%
Aeropuerto de Cancun, S. A. de C. V.
Disclosure of business combinations line items
Proportion of interest in subsidiary			100.00%	100.00%
Aerostar
Disclosure of business combinations line items
Proportion of interest in subsidiary			60.00%
Airplan
Disclosure of business combinations line items
Proportion of interest in subsidiary			100.00%
Investing public
Disclosure of business combinations line items
Proportion of interest acquired			58.02%	60.63%	66.53%
ITA
Disclosure of business combinations line items
Proportion of interest acquired			7.65%	7.65%	7.65%
Servicios Estrategia Patrimonial
Disclosure of business combinations line items
Proportion of interest acquired				19.41%	13.51%
Remer Soluciones a la Inversion
Disclosure of business combinations line items
Proportion of interest acquired				12.31%	12.31%
CHPAF Holdings, S.A.P.I de C.V.
Disclosure of business combinations line items
Proportion of interest acquired			20.67%
Inversiones Productivas Kierke, S.A. de C.V.
Disclosure of business combinations line items
Proportion of interest acquired			12.33%
Grupo ADO, S.A. de C.V.
Disclosure of business combinations line items
Proportion of interest acquired			1.33%